REVENUE - Schedule of Disaggregation of Revenue by Industry Vertical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 2,415,689	$ 2,095,939	$ 1,780,243
Media and Entertainment
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	526,585	454,380	376,134
Consumer, Retail & Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	447,592	351,880	254,500
Banks, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	443,972	385,207	359,940
Travel & Hospitality
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	281,178	187,346	139,170
Technology & Telecommunications
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	256,854	255,238	250,299
Professional Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	252,580	261,233	235,553
Health Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	173,905	167,705	128,669
Other Verticals
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 33,023	$ 32,950	$ 35,978